Exhibit 99.4

EXECUTIVE SUMMARY

SAN 2026-NQMS1

By Clarifii LLC on June 12, 2026

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CLARIFII CONTACT INFORMATION

Christine Aug	Jason Luttenberger
Vice President of Due Diligence	President and Chief Operating Officer
Phone: 813.735.4487	Phone: 917.742.7797
E-mail: Christine.Aug@Clarifii.com	E-mail: Jason.Luttenberger@Clarifii.com

OVERVIEW

Clarifii LLC (“Clarifii”) conducted an independent third-party pre-securitization due diligence review (the “Review”) of 5 Loans (the “Loans”) originated by a correspondent lender and acquired by Santander Bank N.A. (SBNA) (the “Client”) for the SAN 2026-NQMS1 transaction. The Loans referenced in this narrative report were reviewed between 02/2025 to 07/2025 by Clarifii. This narrative report provides information about the scope of work performed by Clarifii, and the results of Clarifii’s review.

ORIGINATORS

Origination channels for the Loans in this review:

Origination Channel	Loan Count	% of Pool	Original Balance
Retail	1	20.00%	$562,500.00
Correspondent Flow with Delegated UW	1	20.00%	$900,000.00
Wholesale	3	60.00%	$2,033,500.00
Total	5	100.00%	$3,496,000.00

The Review consisted of a population of 5 Loans, with an aggregate principal balance of $3,496,000.00.

CLARIFII’S THIRD PARTY REVIEW (TPR) SCOPE OF WORK

The scope of work for this transaction consisted of credit, property valuation, and regulatory compliance reviews, plus a data integrity check, and were performed in accordance with rating agency loan level review standards in place as of the date of the review.

LOAN SAMPLING

The Clients defined the sample size and requested Clarifii to perform a random sample of the Loans to be included in the Review. To Clarifii’s knowledge, the Review covered 100% of the transaction Loan population.

The Review was conducted consistent with the criteria for the Nationally Recognized

Statistical Rating Organizations (“NRSROs”) specified below:

Identity of NRSRO	Title and Date of Criteria
Fitch Ratings, Inc.	U.S. RMBS Rating Criteria, October 1, 2025

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DATA INTEGRITY

Clarifii performed a data comparison review of the data fields provided by the Clients on the Loan tape to the data found in the Loan file as captured by Clarifii. This comparison, when specific data was available, included the following data fields and tolerance levels noted below.

Data Discrepancy Field
Amortization Term
Amount of Other Lien
Application Date
ARM Initial Fixed Rate Period
ARM Subsequent Interest Rate Change Frequency
Balloon Flag
Borrower 1 Any Outstanding Judgments?
Borrower 1 Any part of down payment borrowed?
Borrower 1 Bankruptcy in past 7 years?
Borrower 1 Birthdate
Borrower 1 Citizen
Borrower 1 Country Name
Borrower 1 Do you intend to occupy property as primary residence?
Borrower 1 Email or Internet
Borrower 1 Employer 1 Position
Borrower 1 Ethnicity - I do not wish to provide this information
Borrower 1 Ethnicity - Not Hispanic or Latino
Borrower 1 Ethnicity Visual Observation or Surname
Borrower 1 First Name
Borrower 1 Foreclosure in past 7 years?
Borrower 1 How was title held?
Borrower 1 Last Name
Borrower 1 Marital Status
Borrower 1 Name of Employer1
Borrower 1 Originator Citizenship Designation
Borrower 1 Phone Number
Borrower 1 Race - I do not wish to provide this information
Borrower 1 Race - White
Borrower 1 Rent or Own
Borrower 1 Self-Employment Flag
Borrower 1 Sex - I do not wish to provide this information
Borrower 1 Sex - Male
Borrower 1 SSN
Borrower 1 Telephone Interview
Borrower 1 Years in Current Home

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Business Entity EIN
Business Purpose Flag
Cash Disbursement Date
FHA Streamline/VA IRRL Indicator
First Payment Date
HOA Flag
Initial Monthly P&I Or IO Payment
Interest Only Flag
Interest Only Term
Interest Rate
Investor Loan ID
Lien Position
Loan Amount
Loan ID
Loan Origination Company
Loan Program
Loan Purpose
Loan Type
Maturity Date
MIN No
Negative Amortization Flag
Note Date
Note Type
Number of Borrowers
Number of Mortgaged Properties
Number of Units
Occupancy
Prepayment Penalty Flag
Prepayment Penalty Total Term
Primary Appraised Property Value
Property Address
Property City
Property County
Property Rights
Property State
Property Type
Property Value
Property Zip Code
Qualifying CLTV
Qualifying FICO
Qualifying LTV
Qualifying Total Debt Income Ratio
Refinance Type
Sales Price

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Term
ULI
Verified Doc Type
Vested Business Entity Name

CREDIT UNDERWRITING

Clarifii reviewed each Loan file to determine the adherence to defined underwriting or credit extension guidelines, standards, criteria, or other requirements provided by Clients, including, as applicable, Ability to Repay and Qualified Mortgage requirements. The Credit Qualification review consisted of the following:

•	Loan Attributes

To determine borrower program eligibility, Clarifii verified the following Loan attributes and, where applicable, recalculated based on the information provided:

-	Assets and Reserves

-	Gross Income

-	Lien Position

-	Loan Purpose

-	Housing History

-	Loan to Value Ratio (LTV) and Combined Loan to Value Ratio (CLTV)

-	Monthly Debt

-	Occupancy

-	Property Type

-	Qualifying principal, interest, tax, insurance, and association dues (PITIA)

-	Debt to Income Ratio (DTI)

-	Residual Income

-	Debt Service Coverage Ratio (DSCR)

•	Credit Application

Clarifii verified the following items per the Uniform Residential Loan Application Form 1003 (1003):

-	All known borrower-owned properties are disclosed on the Real Estate Owned (REO) Section 2

-	Borrower(s) employment history

-	Citizenship and eligibility

-	First time home buyer status

-	The application was signed by all borrowers

-	The application was substantially complete

•	Credit History

Clarifii verified the following items:

-	A credit report or alternative credit history as applicable to Loan type is present for each borrower

-	Bankruptcy and foreclosure seasoning

-	Captured the monthly consumer debt payments for use in the applicable DTI calculation

-	Installment and revolving payment history

-	Mortgage/Rental payment history

-	Verified and reviewed Real Estate Owned, Office of Foreign Assets Control (OFAC) search, and Fraud Alerts

-	Number of tradelines

-	Credit Score(s) and Qualifying Score Methodology

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•	Employment and Income

When applicable, Clarifii determined whether all supporting documentation as required by the guidelines and Ability to Repay/Qualified Mortgage Rule (ATR/QM) were complete and accurate. The documentation was used to verify whether the income used to qualify the Loan was calculated in accordance with the guidelines.  Documentation verified employment and income were deemed acceptable if it was a third-party document as required by the guidelines and ATR when applicable and may include:

-	Tax returns

-	Financial statements

-	Paystubs

-	IRS Form W-2s

-	IRS Form 1099

-	IRS documents

-	Bank statements

-	Lease agreements

-	Award letters

-	Other documentation in Loan file

•	Fraud Review

For all Loans, Clarifii utilized the results from an independent, third-party fraud tool as well as information in the Loan file to identify and address any potential misrepresentations including:

-	Borrower identity

▪	Social Security inconsistencies

▪	Borrower name variations

-	Occupancy

▪	Borrower address history

▪	Subject property ownership history

-	Employment

-	Licensing verification with the Nationwide Multistate Licensing System & Registry (NMLS):

▪	Mortgage lender/originator

▪	Loan officer

-	OFAC

•	Asset Review

Clarifii assessed whether the asset documentation required by the guidelines and ATR, when applicable, was present in the Loan file and within required timeframe.  Documentation used to verify assets for down payment, closing costs, prepaid items and reserves may have included:

-	Verification of deposits (VOD)

-	Depository account statements

-	Stock or security account statements

-	Gift funds

-	Settlements statements

-	Other evidence of conveyance and transfer of funds if a sale of assets was involved

-	Other documentation in Loan file

-	Asset documents were reviewed to determine any large deposits and appropriate sourcing of funds

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•	Property Insurance and Taxes

Clarifii confirmed the presence of the insurance and tax information for the following:

-	Confirmed that the flood certification is for the correct borrower, property, lender, and Loan number and is a “Life of Loan” certification

-	Confirmed that the mortgagee clause lists the lender’s name and “its successors and assigns”

-	Confirmed that the premium amount on both the hazard and flood insurance match figures from the DTI calculations

-	For condominium properties, confirmed that the blanket policy meets the minimum amount of coverage in the guidelines

-	For properties in a flood zone, per the flood certification, confirmed that flood insurance meets guideline requirements in the file and met the minimum required amount of coverage in the guidelines

-	Reviewed Tax Certificate to verify and compare monthly escrows used to calculate DTI matches and taxes are current

-	Verified that the hazard insurance meets the minimum required amount of coverage in the guidelines

•	Debt Service Coverage Ratio (DSCR)

-	Calculated DSCR, as required by guidelines

-	Confirmed documentation requirements have been met

-	Summed principal and interest or interest payment, along with taxes, insurance and HOA payments to arrive at monthly property expense. This summed amount is used as the denominator to the monthly lease or estimated lease income, as required by guidelines

DOCUMENT REVIEW

Clarifii reviewed each Loan file and verified if the following documents were included in the file and if the data on these documents was consistent (where applicable):

•	Initial and Final 1003 Application

•	Note

•	Mortgage/Deed of Trust

•	Appraisal

•	Sales Contract

•	Title Commitment/Policy

•	Junior Lien/Subordination Agreement

•	Mortgage Insurance

•	Underwriting Approval Documentation inclusive, but not limited to documents listed in the Credit Review section

•	Flood Certification

•	Initial and Final Loan Estimate (LE)

•	Initial and Final and Closing Disclosure (CD)

•	Post-Consummation Closing Disclosure (PCCD), as applicable

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COMPLIANCE REVIEW

Clarifii reviewed each Loan file, when applicable, and verified that it was consummated in compliance with the applicable federal, state, and local anti-predatory lending statutes in effect at the time of origination of the mortgage loan. Compliance verification and validation that each mortgage Loan met the relevant provisions of:

Anti-Predatory Lending Requirements, that are imposed by federal, state and/or local statutory, regulatory, or authoritative determinations (e.g., state constitutional provisions, ordinances, interpretations, judicial determinations, etc.) that impose civil or criminal liability upon the Assignee or may cause significant loss severity to the value of the Loan, including the Home Ownership and Equity Protection Act (HOEPA) and any state and local high-cost home loan laws.  Assignee shall have the meaning as defined in the Truth in Lending Act (TILA).

Truth in Lending Act (TILA), as amended by HOEPA, 15 U.S.C. §1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 1026

Real Estate Settlement Procedures Act (RESPA), 12 U.S.C. §2603, as implemented by Regulation X, 12 C.F.R. Part 1024

Equal Credit Opportunity Act (ECOA), 15 U.S.C. §1691, as implemented by Regulation B, 12 C.F.R. §1001.1(b)

•	Compliance Documentation Requirements

Clarifii reviewed the following documents as they related to regulatory compliance:

-	Initial and final application (1003)

-	Note, including all addendums

-	Copy of note for any junior liens (if applicable)

-	Mortgage / Deed of Trust, including all riders

-	Initial, Interim, and Final Loan Estimates (LE)

-	Initial CD (i.e., the CD required to be received by the borrower(s) at least 3 business days prior to consummation) and re-disclosed CDs (as applicable and permitted by TILA/Regulation Z)

-	Notice of Right to Cancel (when applicable)

-	Rate Lock Date

-	HOEPA Disclosures (when applicable)

-	Initial Escrow Account Disclosure

•	Anti-Predatory Lending (Assignee Liability)

Loans were reviewed for violations of federal, state & local high cost, higher-priced and/or consumer finance laws and regulations that carry Assignee Liability, including those defined below. Any Loan that is determined to be classified and/or defined as high cost, higher-priced, subprime, threshold, predatory high risk, covered or similar classification/definition was reported.

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•	Compliance Testing of Truth-in-Lending Act (TILA)/Regulation Z Elements

Clarifii reverified and retested, when applicable, the following TILA and Regulation Z elements:

-	TILA/RESPA Integrated Disclosure Testing (TRID)

Reviewed and compared LEs and CDs with a report outlining any TILA violations, including a recalculation of disclosed finance charges, principal and interest calculations, proper completion of the Projected Payments table, total of payments, finance charges, amount financed, recalculation of disclosed APR and a review to determine if disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes. Testing was conducted to fulfill the elements Structured Finance Association (SFA) TRID Compliance Review Scope (“TRID Grid 3.0” v.12/05/2019).

-	Right of Rescission

Reviewed the TILA Right of Rescission, Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensured proper execution of the Notice of Right to Cancel by all required parties, verified the disbursement date and determined if a full three (3) day rescission period was provided to the borrower(s). The appropriate Model Form was tested according to applicable U.S. Court of Appeals, Circuit Court rulings.

-	Qualified Mortgage and Ability to Repay

Reviewed to ensure the mortgage loan meets the applicable Qualified Mortgage (“QM”) and Ability-to-Repay (“ATR”) requirements as set forth in regulations promulgated by the Consumer Financial Protection Bureau as found at 12 CFR § 1026.43.

-	Real Estate Settlement Procedures Act (RESPA)/Regulation X

Reviewed to ensure compliance with RESPA/Regulation X documentation and timing requirements in effect at origination of the mortgage loan for RESPA disclosures (Servicing Disclosure Statement; Affiliated Business Arrangement Disclosure; Initial Escrow Disclosure Statement; List of Homeownership Counselling Organizations).

-	Equal Credit Opportunity Act (ECOA)/Regulation B

Confirmed compliance with the January 18, 2014, requirements regarding the disclosure of the right to receive a copy of appraisals within three (3) business days of application, the right to receive a copy of the appraisals at least three (3) business days prior to consummation and any applicable waiver. The disclosure of the right to receive a copy of appraisals was met by the disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).

-	Fair Credit Reporting Act (FRCA)/Regulation V

Confirmed compliance with the current FCRA/Regulation V requirements regarding risk-based pricing notice, credit score disclosure and Notice to Home Loan Applicant, as applicable.

-	Miscellaneous Compliance Testing

▪	Mandatory Arbitration – Clarifii reported mandatory arbitration provisions present in the Loan file.

▪	Single Premium Credit Insurance – Clarifii reported single premium credit insurance policies or debt cancellation agreements present in the Loan file.

▪	State prepayment and late charge restrictions – Clarifii reported instances where a prepayment penalty that exceeds the state permitted penalty has expired.

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•	State and Local Anti-Predatory Requirements

The following is an itemization of the current and historical state and local anti-predatory lending requirements, considered customary in secondary market due diligence compliance testing and reviewed by Clarifii:

-	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

-	California Anti-Predatory Lending (“Covered Loan”, Cal. Fin. Code § 4970 et seq.

-	California Higher-Priced Mortgage Loan (“CA HPML”), Cal. Fin. Code §4995 et seq.

-	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq.

-	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

-	Connecticut Nonprime Home Loans, Conn. Gen. Stat. §§ 36a-760 et seq. (2008-2009) and (2009-Current)

-	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

-	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (2002 – 2014).

-	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

-	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq. (2003).

-	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq. (Repealed)

-	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003), Ill. Comp. Stat. tit. 815 §§ 137/1 et seq. (2004).

-	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

-	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

-	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

-	Indiana Home Loan Practices Act, as amended by HB 1179 (2005) Ind. Code § 24-9-1 et seq.

-	Kansas Consumer Credit Code, Section 16a-3-308a, Kan. Stat. Ann. § 16a-1-101 et seq. 16.

-	Kentucky Anti-Predatory Lending Statute, as amended by Kentucky House Bill 552 (2008), Ky. Rev. Stat. § 360.100 et seq.

-	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007), 2125 (2008) and 1439 (2009), and regulation Z-3.

-	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

-	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

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-	Massachusetts High-Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183I.

-	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

-	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).

-	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 Mass. Code Regs. §§ 32.00 et seq.

-	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.

-	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

-	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

-	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

-	Nevada Anti-Predatory Lending Law, AB No. 284 (2003), as amended by AB 4 (2007), Nev. Rev. Stat. § 598D.010 et seq.

-	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

-	New Mexico Home Loan Protection Act, SB 449 (2003) and as amended by SB 342 (2009), N.M. Stat. Ann. § 58-21A-1 et seq.

-	New York High-Cost Home Loan Regulations (1A – Original Part 41), 3 NYCCR Part 41 (2001).

-	New York High-Cost Home Loan Act (1B - § 6-l), N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).

-	New York Subprime Home Loans, NY Bank. Law § 6-m.

-	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1I(a); 24-10.2(a) as amended.

-	Ohio Anti-Predatory Lending Statute, HB 386, as amended by S.B. 185 (2006), Ohio Rev. Code Ann. § 1.63.

-	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.

-	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

-	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004-618, Muni. Code §§ 201.01 et seq.

-	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

-	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.

-	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

-	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

-	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

-	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

-	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.

-	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.

-	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

-	The disclosure requirements and prohibitions of Section 50(a)(6) and 50(f)(2) of Article XVI of the Texas Constitution

-	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.

-	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

-	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

-	Virginia Mortgage Lender and Broker Act (for Loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

-	Virginia Mortgage Lender and Broker Act (for Loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

-	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

-	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

-	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

-	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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•	Business Purpose Loan Compliance Review

-	Non-Owner Occupied Declaration Disclosure

a.	Verify reflects correct address

b.	Verify application address is different from subject property

c.	Verify executed by all borrowers

-	Review Note accuracy and properly executed

-	Review Mortgage and applicable riders for accuracy and properly executed

-	Occupancy Letter (must state that borrower(s) will not reside in the property

-	HMDA section (Information for Government Monitoring Purposes) of the application (initial and/or final)

-	If property is in a flood zone, Flood Notice must be provided prior to closing

-	Right to Receive Copy of Appraisal or Appraisal Waiver Disclosure

-	Letter of Explanation detailing the use of proceeds.

-	Borrower’s statement of purpose for the Loan.

-	State License requirements when applicable

-	State Predatory lending and high cost when applicable

QUALIFIED MORTGAGE (QM)

With respect to QM (Safe Harbor and Rebuttable Presumption) designated Loans, Clarifii reviewed the Loan to determine whether, based on available information in the Loan file, (i) the Loan contained risky Loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceeded the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeded 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review included a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a Loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable Agency, as permitted under the QM final rule, Clarifii reviewed the Loan to determine whether, based on available information in the Loan file the Loan satisfied (i), (ii) and (iii) in the preceding paragraph and reviewed the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated Loan that satisfied the applicable requirements enumerated above, Clarifii then determined whether the Loan was a Safe Harbor QM or Rebuttable Presumption QM by comparing the Loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage.

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ABILITY TO REPAY (ATR)

Clarifii reviewed the Loan to determine whether, based on available information in the Loan file, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer’s current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer’s employment in determining repayment ability, the consumer’s current employment status; (iii) the consumer’s monthly payment; (iv) the consumer’s monthly payment on any simultaneous Loan that the creditor knows or has reason to know will be made; (v) the consumer’s monthly payment for mortgage-related obligations; (vi) the consumer’s current debt obligations, alimony, and child support; (vii) the consumer’s monthly debt-to-income ratio or residual income; and (viii) the consumer’s credit history. This portion of the Review also focused on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

Note: for Loans designated as QM – Agency eligible (QM – Temporary), Clarifii did not review for compliance with the requirements of Appendix Q or General Ability to Repay.

Clarifii reviewed Loans to determine their conformity with the ATR/QM factors above, and did not render an independent assessment or opinion, warranty or represent that a Loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR, or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative, or judicial authorities (Authorities). Clarifii does not represent or warrant that the factors for which it has reviewed that the Loans constitute all the factors and/or criteria that Authorities may consider in determining the status of a Loan.

Clarifii’s review was based on information contained in the Loan file at the time it was provided for review.

VALUATION REVIEW

Clarifii reviewed all appraisals and alternative value tools used to qualify the Loan for reasonableness of estimated value, comparable sales, completeness of data and eligibility of the appraiser, compared to underwriting guidelines, variances, and tolerances.  Clarifii determined that the appraised value appeared to be supported, based on the valuation provided by the Independent Third-party Review.

•	Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA)
Clarifii checked for the presence of the appraiser’s license and reviewed for the presence of any red flags related to the mortgaged property that may have posed a risk to the property or occupants.

•	Uniform Standards of Professional Appraisal Practice (USPAP) Clarifii confirmed the appraiser’s certification is present and executed within the original appraisal.

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INDEPENDENT THIRD-PARTY VALUES

Clarifii applied a cascade methodology to determine if the original appraisal value was reasonably supported when compared to an independent third-party valuation product.

Valuation Reconciliation Process:

•	If the AVM (Automated Valuation Model) supported the origination appraised value within -10% variance, no additional products were required.

•	If the Desk Review supported the origination appraised value within a -10% variance, no additional products were required.

•	In the event the Desk Review process yielded material exceptions or had a value exceeding a negative ten percent (-10%) variance, a field review was ordered to further establish the supported value, unless guidelines allowed for the use of the lower Desk Review or Broker Price Opinion value for purpose of LTV/CLTV/HCLTV.

Uniform Collateral Data Portal (UCDP) Risk Score:

•	For Loans with a Fannie Mae Collateral Underwriter Score (CU), if an CU Score was available and the CU Score was greater than 2.5, a Desk Review was either reviewed in the Loan file or ordered by Clarifii. If the CU Score was less than or equal to 2.5, a Desk Review was not obtained/required based on market acceptance of UCDP Risk Score.

•	For Loans with a Freddie Mac Loan Collateral Advisor Score (LCA), if an LCA Score was available and the LCA Score was greater than 2.5, a Desk Review was either reviewed in the Loan file or ordered by Clarifii. If the LCA Score was less than or equal to 2.5, a Desk Review was not obtained/required based on market acceptance of UCDP Risk Score.

VALUATION RESULTS SUMMARY

The table below summarizes the Loans that contained independent third-party valuation product as well as Loans with acceptable UCDP Risk Scores:

Valuation Product	# of Files – No Hit	# of Files > -10% Variance to OA or Confidence < 80%	Number of Files within -10% of OA or Acceptable UCDP Risk Score
AVM	0	0	0
BPO	0	0	0
LCA or CU Score <=2.5	0	0	2
Desk Review	0	0	3
Field Review	0	0	0
Second Full Appraisal	0	0	0

DUE DILIGENCE GRADING CRITERIA

Upon completion of the Loan file due diligence review, Clarifii assigned comprehensive grading that considers critical factors based on the specific review completed, in addition to product, clients, and rating agency requirements.

The National Recognized Statistical Rating Organizations (NRSRO) criteria referenced for this report and utilized for grading descriptions is based upon the NRSRO listed in the Asset-Backed Securities Form ABS Due Diligence-15E.

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 14

Final Event Grade

A	Loan meets Credit, Compliance, and Valuation Guidelines.
B	The Loan materially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and materially meets published guidelines.
C	The Loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grade

A	The Loan meets the published guidelines without any exceptions. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the Loan is documented and reasonable.
B	The Loan materially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the Loan is documented and reasonable.
C	The Loan does not materially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets, or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the Loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review, or the credit file was not furnished.

Valuation Event Grade

A	The value is supported within 10% of the original appraisal by supporting documents (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used Government-Sponsored Enterprise (GSE) approved forms.
B	The value is not supported within 10% of the original appraisal by supporting documents and there are no other valuation support documents provided. The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition, or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 15

Compliance Event Grade

A	The Loan is compliant with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties.
B	The Loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties. Client review required.
C	The Loan violates one material law or regulation. The material disclosures are missing, or the legal documents do not accurately reflect the agreed upon Loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review, or the required legal documents were not furnished.

CLARIFII DUE DILIGENCE RESULTS

Below are the final overall Loan grades for this review, as well as the credit, property valuation, and regulatory compliance component review grades.

Final Overall Loan Grade Results

Overall Review Results
Overall	Loan Count	% of Pool
A	2	40.00%
B	3	60.00%
C	0	0.00%
D	0	0.00%
Total	5	100.00%

The overall grade summary reflects the combination of the credit, property valuation and regulatory compliance component reviews into one overall grade. The overall grade assigned is the most severe grade from each of the component reviews.

Final Credit Component Grade Results

Credit Grade Summary
Credit	Loan Count	% of Pool
A	3	60.00%
B	2	40.00%
C	0	0.00%
D	0	0.00%
Total	5	100.00%

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 16

Final Property Valuation Grade Results

Property Grade Summary
Property	Loan Count	% of Pool
A	5	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	5	100.00%

Final Regulatory Compliance Grade Results

Compliance Grade Summary
Compliance	Loan Count	% of Pool
A	4	80.00%
B	1	20.00%
C	0	0.00%
D	0	0.00%
Total	5	100.00%

ADDITIONAL LOAN SUMMARY DETAILS

Amortization Type

Amortization Type	Loan Count	% of Pool	Original Balance
ARM	1	20.00%	$562,500.00
Fixed	4	80.00%	$2,933,500.00
Total	5	100.00%	$3,496,000.00

Occupancy

Occupancy	Loan Count	% of Pool	Original Balance
Primary Residence	1	20.00%	$1,147,500.00
Investment	4	80.00%	$2,348,500.00
Total	5	100.00%	$3,496,000.00

Loan Purpose

Loan Purpose	Loan Count	% of Pool	Original Balance
Refinance	3	60.00%	$2,418,800.00
Purchase	2	40.00%	$1,077,200.00
Total	5	100.00%	$3,496,000.00

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 17

Lien Position

Lien Position	Loan Count	% of Pool	Original Balance
1	5	100.00%	$3,496,000.00
Total	5	100.00%	$3,496,000.00

Original Term

Original Term	Loan Count	% of Pool	Original Balance
360	5	100.00%	$3,496,000.00
Total	5	100.00%	$3,496,000.00

DATA COMPARE RESULTS

Clarifii provided Clients with a copy of the Loan Level Data Compare Report which shows the differences between the data received by the sellers versus the data captured by Clarifii during the Loan review.

Summary of Data Compare Results

Data Discrepancy Field	Loans With Discrepancy	Total Times Compared	Accuracy %
Amortization Term	0	3	100.00%
Amount of Other Lien	0	2	100.00%
Application Date	0	3	100.00%
ARM Initial Fixed Rate Period	0	1	100.00%
ARM Subsequent Interest Rate Change Frequency	0	1	100.00%
Balloon Flag	0	3	100.00%
Borrower 1 Any Outstanding Judgments?	0	2	100.00%
Borrower 1 Any part of down payment borrowed?	0	2	100.00%
Borrower 1 Bankruptcy in past 7 years?	0	2	100.00%
Borrower 1 Birthdate	0	3	100.00%
Borrower 1 Citizen	0	2	100.00%
Borrower 1 Country Name	0	2	100.00%
Borrower 1 Do you intend to occupy property as primary residence?	0	2	100.00%
Borrower 1 Email or Internet	0	2	100.00%
Borrower 1 Employer 1 Position	0	1	100.00%
Borrower 1 Ethnicity - I do not wish to provide this information	0	2	100.00%
Borrower 1 Ethnicity - Not Hispanic or Latino	0	2	100.00%
Borrower 1 Ethnicity Visual Observation or Surname	0	2	100.00%
Borrower 1 First Name	0	5	100.00%
Borrower 1 Foreclosure in past 7 years?	0	2	100.00%
Borrower 1 How was title held?	0	1	100.00%

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 18

Borrower 1 Last Name	0	5	100.00%
Borrower 1 Marital Status	0	2	100.00%
Borrower 1 Name of Employer1	0	1	100.00%
Borrower 1 Originator Citizenship Designation	0	1	100.00%
Borrower 1 Phone Number	0	1	100.00%
Borrower 1 Race - I do not wish to provide this information	0	2	100.00%
Borrower 1 Race - White	0	2	100.00%
Borrower 1 Rent or Own	0	2	100.00%
Borrower 1 Self-Employment Flag	0	1	100.00%
Borrower 1 Sex - I do not wish to provide this information	0	2	100.00%
Borrower 1 Sex - Male	0	2	100.00%
Borrower 1 SSN	0	3	100.00%
Borrower 1 Telephone Interview	0	1	100.00%
Borrower 1 Years in Current Home	0	2	100.00%
Business Entity EIN	0	1	100.00%
Business Purpose Flag	0	1	100.00%
Cash Disbursement Date	0	1	100.00%
FHA Streamline/VA IRRL Indicator	0	2	100.00%
First Payment Date	0	2	100.00%
HOA Flag	0	1	100.00%
Initial Monthly P&I Or IO Payment	0	1	100.00%
Interest Only Flag	0	4	100.00%
Interest Only Term	0	1	100.00%
Interest Rate	0	4	100.00%
Investor Loan ID	0	5	100.00%
Lien Position	0	4	100.00%
Loan Amount	0	3	100.00%
Loan ID	0	5	100.00%
Loan Origination Company	0	1	100.00%
Loan Program	0	1	100.00%
Loan Purpose	0	4	100.00%
Loan Type	0	2	100.00%
Maturity Date	0	1	100.00%
MIN No	0	1	100.00%
Negative Amortization Flag	0	2	100.00%
Note Date	1	2	50.00%
Note Type	0	2	100.00%
Number of Borrowers	0	2	100.00%
Number of Mortgaged Properties	1	2	50.00%
Number of Units	0	3	100.00%
Occupancy	0	4	100.00%
Prepayment Penalty Flag	0	2	100.00%

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 19

Prepayment Penalty Total Term	0	4	100.00%
Primary Appraised Property Value	0	2	100.00%
Property Address	0	4	100.00%
Property City	0	4	100.00%
Property County	0	3	100.00%
Property Rights	0	2	100.00%
Property State	0	4	100.00%
Property Type	0	3	100.00%
Property Value	0	2	100.00%
Property Zip Code	0	4	100.00%
Qualifying CLTV	0	2	100.00%
Qualifying FICO	0	2	100.00%
Qualifying LTV	0	2	100.00%
Qualifying Total Debt Income Ratio	1	2	50.00%
Refinance Type	0	1	100.00%
Sales Price	0	2	100.00%
Term	0	1	100.00%
ULI	0	3	100.00%
Verified Doc Type	0	1	100.00%
Vested Business Entity Name	0	1	100.00%

CLARIFII THIRD PARTY REPORTS DELIVERED

Clarifii furnished the following reports on this transaction:

1.	Narrative Report/Executive Summary
2.	Attestation Forms
3.	ASF Report
4.	Rating Agency Grade Detail and Summary Report
5.	Data Compare Report
6.	Valuations Report

7.	Rating Agency ATR/QM Report
8.	Supplement Data Extract
9.	Business Purpose Supplement Data Extract Report

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 20

Disclaimer

Clarifii LLC (“the Company”) performs due diligence reviews for Residential Mortgage-Backed Securities, as well as, assets, collateral, counterparty operations, and similar diligence reviews in the consumer finance industry.  In issuing reports and maintaining the ratings provided for herein, the Company relies on factual information it receives from issuers, underwriters, and from other sources which the Company reasonably believes to be credible.  The Company conducts reasonable investigation of the factual information relied upon by it in accordance with its ratings methodology.  The Company also makes reasonably good faith attempts to verify the information from independent sources (to the extent such sources are available).

Please be advised that Clarifii has not determined whether the Loans comply with federal, state, or local laws, constitutional provisions, regulations or ordinances, including, but not limited to, licensing and general usury laws that set rate and/or fee limitations, unless listed above. Clarifii’s review is focused on issues that raise concerns for secondary market investors and other assignees, based on potential for assignee liability, an adverse impact on the lien, and regulatory, litigation and headline risk. Clarifii’s review is not designed to fully test a lender’s compliance with all applicable disclosure and licensing requirements. The findings reached by Clarifii are dependent upon its receiving complete and accurate data regarding the Loans from Loan originators and other third parties. Please be further advised that Clarifii and its employees do not engage in the practice of law, and the findings set forth in the reports prepared by Clarifii do not constitute legal advice or opinions.

Ratings, analysis, reports, and other opinions (referred to collectively as “Reports”) issued by the Company are provided “as is” and without representation or warranty of any kind.  The Company hereby disclaims any representation or warranty (whether express or implied) as to accuracy, completeness, merchantability, or fitness for a particular purpose.  Reports are not a recommendation to buy, sell, or retain any security.  All reports are deemed jointly prepared, and no individual shall be exclusively deemed the “author” of any Report.  Individuals identified in a Report were involved in, but are not solely responsible for, the contents of any Report.

Unless expressly stated otherwise, Reports do not assess any risk other than credit risk.  In particular, any rating or grading in a Report does not take into consideration the risk of any security (or any portion thereof) due to changes in market conditions.

The Company does not provide investment, legal, or tax advice, and the Reports may not be construed as such.  Reports are issued for the benefit of the entity requesting the Report, only, and may not be used by third parties without the express written consent of the Company and the requesting party.  Reports are based on available information and current regulations as of the date of the Report, and the Company disclaims any obligation to update Reports due to a change of fact of regulation which occurs after the date of issuance.

© 2026 Clarifii LLC. All rights reserved.

SAN 2026-NQMS1 Due Diligence Narrative Report – PagE | 21

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
519363	XXXX	XXXX	XXXX	XXXX	QM: Higher Priced APOR (APOR HP)				No		Yes	No	No	No	No	No	No	No	No	28728.13	8.938	Yes	Yes	N/A		Yes		N/A	Yes					Employed		No		No
532484	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	Yes	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	210436.99	Yes	Employed		No		Yes	Present
538469	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
665861	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	Yes	N/A	N/A					No		Yes	Present
700407	XXXX	XXXX	XXXX	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	Yes	N/A	N/A					No		Yes	Present

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Seller Name	Loan Program	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Actual Short Term Rent Amount	Actual Short Term Rent Source	Short Term Rent Number of Months	Short Term Rental Occupancy Factor	Rental Income Used for Property DSCR Calculation	Rental Source for Property DSCR Calculation	DSCR Calculation Based On Short Rental Income Flag	Property DTI	Originator DSCR	TPR DSCR	PITIA	Gross Rental Income Unit 1	Lease End Date Unit 1	Lease Term Unit 1	Gross Rental Income Unit 2	Lease End Date Unit 2	Lease Term Unit 2	Gross Rental Income Unit 3	Lease End Date Unit 3	Lease Term Unit 3	Gross Rental Income Unit 4	Lease End Date Unit 4	Lease Term Unit 4	Gross Rental Income Unit 5	Lease End Date Unit 5	Lease Term Unit 5	Gross Rental Income Unit 6	Lease End Date Unit 6	Lease Term Unit 6	Gross Rental Income Unit 7	Lease End Date Unit 7	Lease Term Unit 7	Gross Rental Income Unit 8+	Rent Loss Insurance	Rent Loss Insurance Amount	Fee Amount	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Section 8	Blanket Mortgage/Cross Collateral Flag	Number of Years Property Owned	Number of Mortgaged Properties With Lender	Number of Properties Securing Loan	Foreign National Alternative Credit Documentation	Months Reserves	Loan Closed in the name of Business Entity	Vested Business Entity Name	Vested Business Entity Type	Qualifying Primary Borrower Type	Qualifying Primary Borrower First Name	Qualifying Primary Borrower Last Name	Qualifying CoBorrower Type	Qualifying CoBorrower First Name	Qualifying CoBorrower Last Name	Qualifying CoBorrower 2 Type	Qualifying CoBorrower 2 First Name	Qualifying CoBorrower 2 Last Name	Qualifying CoBorrower 3 Type	Qualifying CoBorrower 3 First Name	Qualifying CoBorrower 3 Last Name	Non-Qualifying Guarantor 1 First Name	Non-Qualifying Guarantor 1 Last Name	Non-Qualifying Guarantor 1 Citizenship	Non-Qualifying Guarantor 1 Country Name	Non-Qualifying Guarantor 2 First Name	Non-Qualifying Guarantor 2 Last Name	Non-Qualifying Guarantor 2 Citizenship	Non-Qualifying Guarantor 2 Country Name	Personal Guaranty	Total Number of Guarantors	Personal Guaranty Recourse Level	Business Entity EIN	Primary Appraisal Occupancy
532484	XXXX	XXXX	XXXX	XXXX	XXXX	1YR Business P&L	Present	No	0	3500	Appraisal - 1007		N/A			3500	Appraisal - 1007	No	225.36		0	7887.59																												3500								No	0.0	4	1	N/A	245	Yes	XXXX	Limited Liability Corporation (LLC)	Individual Guarantor	XXXX	XXXX																		Yes	1	Full Recourse	XXXX	Tenant
538469	XXXX	XXXX	XXXX	XXXX	XXXX	Debt Service Coverage Ratio	Present	No	0	6200	Appraisal - 1007		N/A			6200	Appraisal - 1007	No	85.57	1.23	1.169	5305.26																							Yes					6200								No	2.2	1	1	N/A	27.68	Yes	XXXX	Limited Liability Corporation (LLC)	Individual Guarantor	XXXX	XXXX																		Yes	1	Full Recourse	XXXX	Tenant
665861	XXXX	XXXX	XXXX	XXXX	XXXX	Debt Service Coverage Ratio	Present	No	0	2200	Appraisal - 1007	2258	Other	1		2258	Other	Yes	97.15		1.029	2193.66																												2258								No	0.0	1	1	N/A	43.65	Yes	XXXX	Limited Liability Corporation (LLC)	Individual Guarantor	XXXX	XXXX																		Yes	1	Full Recourse	XXXX	Owner
700407	XXXX	XXXX	XXXX	XXXX	XXXX	Debt Service Coverage Ratio	Present	Yes	9600	9600	Appraisal - 1025		N/A			9600	Appraisal - 1025	No	77.39		1.292	7429.76	4800	05-31-2026	12	4800	05-31-2026	12																	Yes					9600								No	2.2	1	1	N/A	57.96	No			Vested Individual	XXXX	XXXX																			0			Tenant

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
519363	XXXX	XXXX	XXXX	CMC0001_1st Lien Post-Close	Note Date	notePage	XXXX	XXXX	Per Executed Note
519363	XXXX	XXXX	XXXX	CMC0001_1st Lien Post-Close	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	0	47.10
532484	XXXX	XXXX	XXXX	FMH0002_Post-Close Flow	Number of Mortgaged Properties	creditLiabilitiesPage	10	1.0	Per Loan Application and Credit Report

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
519363	XXXX	XXXX	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3634	2025-02-11 11:08	2025-02-24 13:55	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD XXXX, LOE to borrower, refund check for $55.00 and proof of delivery. - Due Diligence Vendor-02/24/2025
Ready for Review-Document Uploaded.  - Seller-02/22/2025
Counter-Received LE XXXX which is in file. The Appraisal Desk Review is not the same as a Disaster Inspection Report. A COC would be needed to add additional fees. Provide refund to borrower or principal reduction in the amount of $55, post-close CD, LOE and evidence of delivery to borrower. - Due Diligence Vendor-02/14/2025
Ready for Review-Document Uploaded. We note that a cure for $55 was not required as there was an additional $130 Appraisal Desk Review Fee disclosed on the initial LE.  Please note that XXXX is our Vendor for Desk Reviews and Property Inspection Report; therefore, the fee initially disclosed was just updated from Desk Review to Disaster Inspection Fee and the fee decreased from $130 to $55.  A copy of the initial LE showing the $130 fee is attached for review.   - Seller-02/14/2025
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $440.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). *** Zero (0%) tolerance fees increased by $440.00 ( Appraisal Fee [$385], Disaster Inspection Fee [$55]) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $55, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 3 years- Expiration date is XXXX. [Appraisal Fee increase of $385 resolved by lender credit for increase in closing costs above legal limit.]
																							- Due Diligence Vendor-02/11/2025	Ready for Review-Document Uploaded. - Seller-02/22/2025 Ready for Review-Document Uploaded. We note that a cure for $55 was not required as there was an additional $130 Appraisal Desk Review Fee disclosed on the initial LE. Please note that XXXX is our Vendor for Desk Reviews and Property Inspection Report; therefore, the fee initially disclosed was just updated from Desk Review to Disaster Inspection Fee and the fee decreased from $130 to $55. A copy of the initial LE showing the $130 fee is attached for review. - Seller-02/14/2025	Cured-Received PCCD XXXX, LOE to borrower, refund check for $55.00 and proof of delivery. - Due Diligence Vendor-02/24/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 691 Months Reserves exceed minimum required - Min reserve requirement is 9 months, borrower has 35.56 documented		XXXX	QM: Higher Priced APOR (APOR HP)		XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3397077
519363	XXXX	XXXX	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1440	2025-02-13 11:11	2025-02-19 16:47	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 month payment history. - Due Diligence Vendor-02/19/2025
Ready for Review-Document Uploaded. We kindly disagree with this finding.  Please note that the file contains a Transaction history and cancelled checks to support all payments on the loan from XXXX - XXXX.  As for the Late charges in question, totaling $1,991.01 (3 Late Charges), we note that the Mortgage Statement, in file, shows that payments received after the 11th of the month will assess a $663.67 late charge; therefore, the late charges on the payoff are consistent and supported by the transaction history, which shows the borrower paid several months after the 11th, but prior to being 30 days late.  We ask that this condition please be cleared based on the documentation provided. - Seller-02/15/2025
Open-Housing History Does Not Meet Guideline Requirements VOM missing and required to validate housing lates, along with 12 monhts housing history. Payoff statement indicates numerous late fees and mortgage does not appear on credit report. - Due Diligence Vendor-02/13/2025	Ready for Review-Document Uploaded. We kindly disagree with this finding. Please note that the file contains a Transaction history and cancelled checks to support all payments on the loan from XXXX - XXXX. As for the Late charges in question, totaling $1,991.01 (3 Late Charges), we note that the Mortgage Statement, in file, shows that payments received after the 11th of the month will assess a $663.67 late charge; therefore, the late charges on the payoff are consistent and supported by the transaction history, which shows the borrower paid several months after the 11th, but prior to being 30 days late. We ask that this condition please be cleared based on the documentation provided. - Seller-02/15/2025
																									Resolved-Received 12 month payment history. - Due Diligence Vendor-02/19/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 691 Months Reserves exceed minimum required - Min reserve requirement is 9 months, borrower has 35.56 documented		XXXX	QM: Higher Priced APOR (APOR HP)		XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3416442
532484	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE3599	2025-02-28 13:24	2025-02-28 14:07	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower owns more financed properties than allowed per guidelines	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-02/28/2025 Open-Total lender exposure XXXX exceeds the $5M maximum. - Due Diligence Vendor-02/28/2025		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-02/28/2025	Qualifying DTI below maximum allowed - 28.13% < 50% Qualifying FICO score is at least 20 points above minimum for program - FICO score 766 is 20+ points above 660 minimum	- Fico 20+ points above - total debt 10% or more under - long term employment - long term homeownership	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	3504133
538469	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
665861	XXXX	XXXX	XXXX	B	B	B	B	A	A	A	A	Closed	FCRE1194	2025-07-07 13:14	2025-07-21 16:26	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator waiver applied to non-material finding with compensating factors - Due Diligence Vendor-08/01/2025 Ready for Review-Document Uploaded. - Seller-07/17/2025 Open-Audited LTV of 80% exceeds Guideline LTV of 65% Audited LTV of 80% exceeds Guideline LTV of 65%; non-warrantable due to the investor concentration (122 units, 105 rented) at 86%. The investor concentration can go up to 90% with a max LTV of 65%. - Due Diligence Vendor-07/07/2025	Ready for Review-Document Uploaded. - Seller-07/17/2025	Waived-Originator waiver applied to non-material finding with compensating factors - Due Diligence Vendor-08/01/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660, Bwr FICO 744 Months Reserves exceed minimum required - 43 mths reserves; 6 mths required.	Reserves required 6 months, borrower having more than 30 months FICO score is 744, min score allowed is 700 Housing history is 0x30x46 months	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	4691830
700407	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A									XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	Initial Credit Loan Grades DBRS	Initial Credit Loan Grades Fitch	Initial Credit Loan Grades Kroll	Initial Credit Loan Grades Moody's	Initial Credit Loan Grades S&P	Initial Compliance Loan Grades DBRS	Initial Compliance Loan Grades Fitch	Initial Compliance Loan Grades Kroll	Initial Compliance Loan Grades Moody's	Initial Compliance Loan Grades S&P	Initial Property Loan Grades DBRS	Initial Property Loan Grades Fitch	Initial Property Loan Grades Kroll	Initial Property Loan Grades Moody's	Initial Property Loan Grades S&P	Initial Overall Loan Grades DBRS	Initial Overall Loan Grades Fitch	Initial Overall Loan Grades Kroll	Initial Overall Loan Grades Moody's	Initial Overall Loan Grades S&P	Final Credit Loan Grades DBRS	Final Credit Loan Grades Fitch	Final Credit Loan Grades Kroll	Final Credit Loan Grades Moody's	Final Credit Loan Grades S&P	Final Compliance Loan Grades DBRS	Final Compliance Loan Grades Fitch	Final Compliance Loan Grades Kroll	Final Compliance Loan Grades Moody's	Final Compliance Loan Grades S&P	Final Property Loan Grades DBRS	Final Property Loan Grades Fitch	Final Property Loan Grades Kroll	Final Property Loan Grades Moody's	Final Property Loan Grades S&P	Final Overall Loan Grades DBRS	Final Overall Loan Grades Fitch	Final Overall Loan Grades Kroll	Final Overall Loan Grades Moody's	Final Overall Loan Grades S&P
519363	XXXX	XXXX	XXXX	XXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
532484	XXXX	XXXX	XXXX	XXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
538469	XXXX	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
665861	XXXX	XXXX	XXXX	XXXX	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
700407	XXXX	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Loan Program	Guideline Product Name	Originator Name	Originating Entity CDFI Flag	Guideline Name	Guideline Author	Guideline Date	Guideline Version	Application Date	TILA Status	TRID	GSE	Verified Safe Harbor Flag	Verified Safe Harbor Reference Document	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	AUS Decision System	Rating Result	Property Inspection Waiver (PIW)	Calculated APR	HUD 1 Page 1 Credits Total	Verified Qualifying Rate	Originator Qualifying Rate	Qualifying P&I	Default Interest Rate Present	Default Interest Rate	Annual Property Tax	Monthly Property Tax	Annual Insurance Costs	Monthly Insurance Cost	Annual HOA Costs	Monthly HOA Costs	Monthly Other Costs	PITIA	Residual Income	HOA Questionnaire Flag	HOA Name	HOA Address State	HOA Fee Amount	HOA Next Due Date	HOA Payment Frequency	Originator DTI	TPR Verified DTI	QM DTI	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower 2 Length of Employment	Co Borrower 3 Length of Employment	Document Level	Borrower Years of W2s/1099	CoBorrower Years of W2s/1099	Borrower Months of Paystubs Verified	Co Borrower Months of Paystubs Verified	Borrower Employment Gap Letter	Borrower Months of Employment Gap	Co Borrower Employment Gap Letter	Co Borrower Months of Employment Gap	Borrower Years of Personal Tax Returns	Borrower Years of Business Tax Returns	CoBorrower Years of Personal Tax Returns	CoBorrower Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Borrower Award/Offer Letter	Co Borrower Award/Offer Letter	Asset Depletion Flag	Partial Asset Depletion Flag	Asset Depletion Months Amortized	Asset Utilization Flag (No DTI)	Borrower Bank Statements Flag	Borrower Bank Statement Summary/Lender Worksheet	Borrower Number of Personal Bank Statements	Borrower Number of Business Bank Statements	CoBorrower Bank Statements Flag	Co Borrower Bank Statement Summary/Lender Worksheet	CoBorrower Number of Personal Bank Statements	CoBorrower Number of Business Bank Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	Bespoke Eligible Assets	Borrower P&L Type	Borrower Number of Months P&L	Borrower P&L Prepared By	CoBorrower P&L Type	CoBorrower P&L Prepared By	CoBorrower Number of Months P&L	Borrower CPA Letter Flag	# of Months CPA verified income	CoBorrower CPA Letter Flag	CoBorrower # of Months CPA verified income	Borrower WVOE Flag	Borrower # of Months Employment Validated WVOE	Borrower # of Months Income Validated WVOE	Borrower WVOE Form Type	CoBorrower WVOE Flag	CoBorrower # of Months WVOE	CoBorrower # of Months Income Validated WVOE	CoBorrower WVOE Form Type	DSCR Flag	TPR DSCR	Originator DSCR	Expense Letter	Income Doc Detail	Tax Return Doc Details	Property Address	Property City	Property State	Property Zip	Property County	Original Credit Report Date	Borrower 1 Credit Report Date	Borrower 2 Credit Report Date	Borrower 3 Credit Report Date	Borrower 4 Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Co Borrower 2 FICO	Most Recent Co Borrower 3 FICO	Updated Credit Report Flag	Updated Credit Report Date	Updated FICO Method	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Updated Primary Borrower FICO	Updated Co Borrower FICO	Updated Co Borrower 2 FICO	Updated Co Borrower 3 FICO	Updated Qualifying FICO	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Lates 30d in 0-12m	Prior Mortgage/Rent Lates 60d in 0-12m	Prior Mortgage/Rent Lates 90d in 0-12m	Prior Mortgage/Rent Lates 120d+ in 0-12m	Prior Mortgage/Rent Lates 30d in 13-24m	Prior Mortgage/Rent Lates 60d in 13-24m	Prior Mortgage/Rent Lates 90d in 13-24m	Prior Mortgage/Rent Lates 120d+ in 13-24m	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Is Equity Shared Loan	Subordinate Lien Type	Subordinate Lien Max Draw Amount (HELOC)	Subordinate Lien 2 Type	Subordinate Lien 2 Max Draw Amount (HELOC)	Subordinate Lien 3 Type	Subordinate Lien 3 Max Draw Amount (HELOC)	Is Shared Appreciation Mortgage	Borrower Originator Citizenship Designation	Borrower Verified Citizenship Designation	Borrower Individual Tax Identification Number (ITIN)?	Borrower Photo Identification Type	Borrower Photo Identification Other Type	Borrower Photo ID State of Issuance	Borrower Photo ID Country of Issuance	Borrower Photo ID Expiration Date	Borrower Passport Country of Origin	Borrower Passport Expiration Date	Borrower Non-US Citizen Identification Document	Borrower Date of Resident Since/Valid Date	Borrower Non-US Document Expiration Date	Co Borrower Originator Citizenship Designation	Co Borrower Verified Citizenship Designation	Co Borrower Individual Tax Identification Number (ITIN)?	Co Borrower Photo Identification Type	Co Borrower Photo Identification Other Type	Co Borrower Photo ID State of Issuance	Co Borrower Photo ID Country of Issuance	Co Borrower Photo ID Expiration Date	Co Borrower Passport Country of Origin	Co Borrower Passport Expiration Date	Co Borrower Non-US Citizen Identification Document	Co Borrower Date of Resident Since/Valid Date	Co Borrower Non-US Document Expiration Date	Co Borrower 2 Originator Citizenship Designation	Co Borrower 2 Verified Citizenship Designation	Co Borrower 2 Individual Tax Identification Number (ITIN)?	Co Borrower 2 Photo Identification Type	Co Borrower 2 Photo Identification Other Type	Co Borrower 2 Photo ID State of Issuance	Co Borrower 2 Photo ID Country of Issuance	Co Borrower 2 Photo ID Expiration Date	Co Borrower 2 Passport Country of Origin	Co Borrower 2 Passport Expiration Date	Co Borrower 2 Non-US Citizen Identification Document	Co Borrower 2 Date of Resident Since/Valid Date	Co Borrower 2 Non-US Document Expiration Date	Co Borrower 3 Originator Citizenship Designation	Co Borrower 3 Verified Citizenship Designation	Co Borrower 3 Individual Tax Identification Number (ITIN)?	Co Borrower 3 Photo Identification Type	Co Borrower 3 Photo Identification Other Type	Co Borrower 3 Photo ID State of Issuance	Co Borrower 3 Photo ID Country of Issuance	Co Borrower 3 Photo ID Expiration Date	Co Borrower 3 Passport Country of Origin	Co Borrower 3 Passport Expiration Date	Co Borrower 3 Non-US Citizen Identification Document	Co Borrower 3 Date of Resident Since/Valid Date	Co Borrower 3 Non-US Document Expiration Date	Property Rights	Leasehold Lease Expiration Date	Buydown Flag	Assumable Mortgage Flag	Foreign National Alternative Credit Documentation	Liquid / Cash Reserves (ASF)	Months Liquid Reserves	Total Assets Available for Reserves	Months Reserves	Blanket Mortgage Flag	Qualifying HCLTV	Condo Warrantability Flag	E-Note Flag	O&E in lieu of Title Insurance	Business Purpose Flag	Borrower Note Executed As	Co Borrower Note Executed As	Co Borrower 2 Note Executed As	Co Borrower 3 Note Executed As	Borrower 1 Trust Name	Borrower 2 Trust Name	Borrower 3 Trust Name	Borrower 4 Trust Name
519363	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		XXXX	XXXX	06/24/2024	1	XXXX		Yes	No	No	N/A	N/A	28728.13	01/13/2025	6.980%	Manual Underwriting		No	8.938%		8.875%		XXXX	No		XXXX	XXXX	$1,812.00	$151.00	$0.00	$0.00	$0.00	$10,356.39		N/A			$0.00			0.00%	0.00%	0.00%	No								Self-Employed						12 Month Bank Statement	0	0	NA	NA	N/A	0	N/A	0	0	0	0	0	0	0	NA	NA	No	No	0	No	Yes	Yes	0	12	No	N/A	0	0	100.00%	100.00%			N/A	0	N/A	N/A	N/A	0	Yes	24	No	0	NA	0	0	N/A	NA	0	0	N/A	No				Borrower - SESCorp - CPA Letter Verified, Business Bank Statements Verified - 2024, 2025	Borrower - 2024, 2025	XXXX	XXXX	XX	XXXX	XXXX	XXXX	XXXX				691									No																				NA			0				0			0			0		1	0	0	0					1	0	0	Unknown	No							No	Non Permanent Resident Alien						XXXX				I-766 Employment Authorization Document		XXXX																																								Fee Simple		No	No	N/A	XXXX	0.0	XXXX	35.6	No	75.0	N/A	No	No	No	Borrower As Individual	N/A	N/A	N/A
532484	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	02/01/2025	4	XXXX	ATR/QM: Exempt	No	No	No	N/A	N/A				Manual Underwriting		No			7.750%		XXXX	No		XXXX	XXXX	$312.96	$26.08	$1,058.88	$88.24	$0.00	$7,887.59	$210,436.99	Yes	XXXX	XX	$88.24		Monthly	0.00%	28.13%	28.13%	Yes								Self-Employed						1YR Business P&L	0	0	NA	NA	N/A	0	N/A	0	0	0	0	0	0	0	NA	NA	No	No	0	No	No	N/A	0	0	No	N/A	0	0	0.00%	100.00%			Third-Party Prepared (Unaudited)	12	CPA	N/A	N/A	0	Yes	45	No	0	NA	0	0	N/A	NA	0	0	N/A	No	0			Borrower - SESoleProprietor, Subject Property Net Rental Income(Loss) if NOO, Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss), Other REO Net Rental Income(Loss) - CPA Letter Verified, YTD Profit And Loss Verified - 2024	Borrower - 2024	XXXX	XXXX	XX	XXXX	XXXX	XXXX	XXXX				766									No																				NA			0				0			0			0		0	0	0	0					0	0	0	Unknown	No							No	US Citizen	US Citizen	N/A				XXXX				N/A																																										Fee Simple		No	No	N/A	XXXX	245.0	XXXX	245.0	No	75.0	Yes	No	No	Yes	Member on Behalf of Entity	N/A	N/A	N/A
538469	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	04/01/2024	FM_DSCR	XXXX	ATR/QM: Exempt	No	No	No	N/A	N/A				Manual Underwriting		No			7.750%		XXXX	No		XXXX	XXXX	$3,328.68	$277.39	$0.00	$0.00	$0.00	$5,305.26		N/A			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%					0						0	No			0	0				0		Yes	1.169	1.23		Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	XXXX	XXXX	XX	XXXX	XXXX	XXXX	XXXX				770									No																				NA			0				0			0			0		0	0	0	0					0	0	0	Unknown	No							No	US Citizen	US Citizen	N/A				XXXX				N/A																																										Fee Simple		No	Unknown	N/A	XXXX	0.0	XXXX	27.7	No	75.0	N/A	No	No	Yes	Member on Behalf of Entity	N/A	N/A	N/A
665861	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	01/20/2025	3	XXXX	ATR/QM: Exempt	No	No	No	N/A	N/A				Manual Underwriting		No			8.125%		XXXX	No		XXXX	XXXX	$2,825.40	$235.45	$4,800.00	$400.00	$0.00	$2,193.66		Yes	XXXX	XX	$400.00		Monthly	0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%					0						0	No			0	0				0		Yes	1.029			Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	XXXX	XXXX	XX	XXXX	XXXX	XXXX	XXXX				744									No																				NA			0				0			0			0		0	0	0	0					0	0	0	Unknown	No							No	Non Permanent Resident Alien	Non-Permanent Non-US Citizen					XXXX				I-766 Employment Authorization Document		XXXX																																								Fee Simple		No	Unknown	N/A	XXXX	43.7	XXXX	43.7	No	80.0	No	No	No	Yes	Member on Behalf of Entity	N/A	N/A	N/A
700407	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	01/20/2025	3	XXXX	ATR/QM: Exempt	No	No	No	N/A	N/A				Manual Underwriting		No			6.750%		XXXX	No		XXXX	XXXX	$8,814.00	$734.50	$0.00	$0.00	$0.00	$7,429.76		N/A			$0.00			0.00%	0.00%	0.00%	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%					0						0	No			0	0				0		Yes	1.292			Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	XXXX	XXXX	XX	XXXX	XXXX	XXXX	XXXX				790									No																				NA			0				0			0			0		0	0	0	0					0	0	0	Unknown	No							No	US Citizen	US Citizen	N/A				XXXX				N/A																																										Fee Simple		No	Unknown	N/A	XXXX	57.4	XXXX	58.0	No	43.69	N/A	No	No	Yes	Borrower As Individual	N/A	N/A	N/A

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Primary Appraisal Company	Primary Appraiser Name	Primary Appraiser License Number	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
519363	XXXX	XXXX	XXXX	XXXX	XXXX		0	XXXX	XXXX	1004 URAR		XXXX	XXXX	XXXX	75.0	75.0	XXXX	0.0	.0000	Collateral Underwriter (CU)																																																	XXXX														1.2	XXXX
532484	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	0	XXXX	XXXX	1073 Individual Condo Report		XXXX	XXXX	XXXX	75.0	75.0	XXXX	0.0	.0000	Collateral Underwriter (CU)																																																															2.5	XXXX
538469	XXXX	XXXX	XXXX	XXXX	XXXX		0	XXXX	XXXX	1025 Small Residential Income Report		XXXX	XXXX	XXXX	75.0	75.0	XXXX	0.0	.0000	Desk Review																		XXXX	0.0	.0000	XXXX	Moderate	XXXX
665861	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	0	XXXX	XXXX	1073 Individual Condo Report		XXXX	XXXX	XXXX	80.0	80.0	XXXX	0.0	.0000	Desk Review																		XXXX	0.0	.0000	XXXX	Low	XXXX
700407	XXXX	XXXX	XXXX	XXXX	XXXX		0	XXXX	XXXX	1025 Small Residential Income Report		XXXX	XXXX	XXXX	43.69	43.69	XXXX	0.0	.0000	Desk Review																		XXXX	0.0	.0000	XXXX	Low	XXXX